Changes in equity and earnings per share (Tables)	6 Months Ended
Jun. 30, 2023
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Summary of Changes in Issued Capital and Treasury Shares
The tables below summarize the changes in issued capital and treasury shares during the six-month
period ended 30 June 2023:

Issued capital
Issued capital	Million shares	Million US dollar

At the end of the previous year	2 019	1 736
Changes during the period	-	-
	2 019	1 736
Of which:
Ordinary shares	1 737
Restricted shares	282

	Treasury shares		Result on the use of treasury shares
Treasury shares	Million shares	Million US dollar	Million US dollar

At the end of the previous year	35.5	(3 706)	(4 559)
Changes during the period	(3.0)	312	(230)
At the end of the current period	32.5	(3 393)	(4 789)

Summary of Changes in Other Comprehensive Income Reserves
The changes in the other comprehensive income reserves are as follows:

Million US dollar	Translation Reserves	Hedging reserves	Post- employment benefits	Total OCI Reserves

As per 1 January 2023	(34 677)	145	(1 021)	(35 553)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	3 610	-	-	3 610
Cash flow hedges	-	(541)	-	(541)
Re-measurements of post-employment benefits	-	-	3	3
Other comprehensive income/(loss)	3 610	(541)	3	3 072
As per 30 June 2023	(31 067)	(396)	(1 018)	(32 481)
The decrease in translation reserves is primarily related to the combined effect of the appreciation of the closing rates of the Colombian peso, the Euro, the Mexican peso, the Peruvian sol and the weakening of the closing rate of the South African rand, which resulted in a net foreign exchange translation adjustment of 3 610m US dollar as of 30 June 2023 (increase of equity).

Million US dollar	Translation Reserves	Hedging reserves	Post- employment benefits	Total OCI Reserves

As per 1 January 2022	(33 554)	481	(1 504)	(34 577)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	2 101	-	-	2 101
Cash flow hedges	-	(210)	-	(210)
Re-measurements of post-employment benefits	-	-	-	-
Other comprehensive income/(loss)	2 101	(210)	-	1 892
As per 30 June 2022	(31 453)	271	(1 504)	(32 685)

Summary of Basic and Diluted Earnings Per Share
EARNINGS PER SHARE
The calculation of basic earnings per share for the
six-month
period ended 30 June 2023 is based on the profit attributable to equity holders of AB InBev of 1 977m US dollar (30 June 2022: 1 692m US dollar) and a weighted average number of ordinary and restricted shares outstanding (including deferred share instruments and stock lending) per end of the period, calculated as follows:

Million shares	2023	2022

Issued ordinary and restricted shares at 1 January, net of treasury shares	1 984	1 981
Effect of stock lending	30	30
Effect of delivery of treasury shares	2	1
Weighted average number of ordinary and restricted shares at 30 June	2 016	2 012
The calculation of diluted earnings per share for the
six-month
period ended 30 June 2023 is based on the profit attributable to equity holders of AB InBev of 1 977m US dollar (30 June 2022: 1 692m US dollar) and a weighted average number of ordinary and restricted shares (diluted) outstanding (including deferred share instruments and stock lending) at the end of the period, calculated as follows:

Million shares	2023	2022

Weighted average number of ordinary and restricted shares at 30 June	2 016	2 012
Effect of share options, warrants and restricted stock units	38	35
Weighted average number of ordinary and restricted shares (diluted) at 30 June	2 054	2 047

The calculation of the Underlying EPS is based on the profit before exceptional items and hyperinflation impacts attributable to equity holders of AB InBev. A reconciliation of the profit attributable to equity holders of AB InBev to the profit before exceptional items, attributable to equity holders of AB InBev and underlying profit is calculated as follows:

For the six-month period ended 30 June
Million US dollar	2023	2022¹

Profit attributable to equity holders of AB InBev	1 977	1 692
Net impact of exceptional items on profit (refer to Note 7)	750	1 006
Profit before exceptional items, attributable to equity holders of AB InBev	2 727	2 698
Hyperinflation impacts	35	(26)
Underlying profit	2 762	2 672

1
As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in exceptional net finance income/(cost). The 2022 presentation was amended to conform to the 2023 presentation.

Summary of Calculation of EPS
The table below sets out the EPS calculation:

For the six-month period ended 30 June
Million US dollar	2023	2022

Profit attributable to equity holders of AB InBev	1 977	1 692
Weighted average number of ordinary and restricted shares	2 016	2 012
Basic EPS	0.98	0.84

Underlying profit	2 762	2 672
Weighted average number of ordinary and restricted shares	2 016	2 012
Underlying EPS	1.37	1.33

Profit attributable to equity holders of AB InBev	1 977	1 692
Weighted average number of ordinary and restricted shares (diluted)	2 054	2 047
Diluted EPS	0.96	0.83